Long-term bank loans - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ (448,770,014)	$ (529,904,807)
Total long-term bank loans	686,064,696	$ 720,038,940
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
2020	448,770,014
2021	599,627,953
2022	37,269,574
2023	4,156,992
2024 and thereafter	$ 45,010,177